Vanguard® Ultra-Short Bond ETF
Schedule of Investments (unaudited)
As of March 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (5.1%)
U.S. Government Securities (5.1%)
[1,2]	United States Treasury Note/Bond	0.750%	5/31/26	51,070	49,171
	United States Treasury Note/Bond	2.125%	5/31/26	30,000	29,348
	United States Treasury Note/Bond	1.875%	6/30/26	40,200	39,164
	United States Treasury Note/Bond	4.625%	6/30/26	49,500	49,863
	United States Treasury Note/Bond	1.875%	7/31/26	29,847	29,036
	United States Treasury Note/Bond	4.375%	7/31/26	38,000	38,190
	United States Treasury Note/Bond	4.375%	8/15/26	19,000	19,098
Total U.S. Government and Agency Obligations (Cost $253,556)					253,870
Asset-Backed/Commercial Mortgage-Backed Securities (25.8%)
[3]	Ally Auto Receivables Trust Class A3 Series 2022-1	3.310%	11/15/26	758	755
[3]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/28	1,990	2,006
[3]	Ally Auto Receivables Trust Class A3 Series 2024-1	5.080%	12/15/28	6,430	6,473
[3]	Ally Auto Receivables Trust Class A3 Series 2024-2	4.140%	7/16/29	4,080	4,060
[3,4]	Ally Auto Receivables Trust Class B Series 2023-A	6.010%	1/17/34	2,058	2,066
[3,4]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.681%	5/17/32	705	715
[3,4]	Ally Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.970%	9/15/32	1,507	1,516
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-A	5.827%	5/17/32	467	473
[3,4]	Ally Bank Auto Credit-Linked Notes Class B Series 2024-B	5.117%	9/15/32	1,071	1,076
[3,4]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-A	6.022%	5/17/32	467	474
[3,4]	Ally Bank Auto Credit-Linked Notes Class C Series 2024-B	5.215%	9/15/32	753	756
[3,4]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-A	6.315%	5/17/32	258	262
[3,4]	Ally Bank Auto Credit-Linked Notes Class D Series 2024-B	5.410%	9/15/32	561	563
[3,4]	American Heritage Auto Receivables Trust Class A2 Series 2024-1A	4.830%	3/15/28	5,820	5,827
[3,4]	American Heritage Auto Receivables Trust Class A3 Series 2024-1A	4.900%	9/17/29	2,170	2,185
[3]	AmeriCredit Automobile Receivables Trust Class A2 Series 2023-2	6.190%	4/19/27	2,732	2,740
[3]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/27	4,822	4,846
[3]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-2	5.810%	5/18/28	4,000	4,049
[3]	AmeriCredit Automobile Receivables Trust Class A3 Series 2024-1	5.430%	1/18/29	8,590	8,687
[3,4]	ARI Fleet Lease Trust Class A2 Series 2023-A	5.410%	2/17/32	795	797
[3,4]	ARI Fleet Lease Trust Class A2 Series 2023-B	6.050%	7/15/32	3,221	3,250
[3,4]	ARI Fleet Lease Trust Class A2 Series 2024-A	5.300%	11/15/32	2,495	2,506
[3,4]	ARI Fleet Lease Trust Class A2 Series 2024-B	5.540%	4/15/33	2,082	2,096
[3,4]	ARI Fleet Lease Trust Class A2 Series 2025-A	4.380%	1/17/34	2,510	2,505
[3,4]	ARI Fleet Lease Trust Class A3 Series 2022-A	3.430%	1/15/31	310	309
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-1A	2.330%	8/20/26	3,867	3,847
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2020-2A	2.020%	2/20/27	2,790	2,739
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2022-5A	6.240%	4/20/27	150	150
[3,4]	Avis Budget Rental Car Funding AESOP LLC Class C Series 2023-2A	6.180%	10/20/27	480	482
[3]	BA Credit Card Trust Class A2 Series 2022-A2	5.000%	4/15/28	4,480	4,493
[3,4]	Bank of America Auto Trust Class A2 Series 2023-2A	5.850%	8/17/26	1,264	1,266
[3,4]	Bank of America Auto Trust Class A3 Series 2023-1A	5.530%	2/15/28	4,922	4,957
[3,4]	Bank of America Auto Trust Class A3 Series 2023-2A	5.740%	6/15/28	5,220	5,288
[3,4]	Bayview Opportunity Master Fund VII Trust Class B Series 2024-SN1	5.670%	8/15/28	1,350	1,366
[3]	Benchmark Mortgage Trust Class AAB Series 2019-B15	2.859%	12/15/72	1,916	1,849
[3]	BMW Vehicle Lease Trust Class A3 Series 2023-2	5.990%	9/25/26	4,778	4,801
[3]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/27	11,090	11,143
[3]	BMW Vehicle Lease Trust Class A4 Series 2024-2	4.210%	2/25/28	5,200	5,180
[3]	BMW Vehicle Owner Trust Class A3 Series 2022-A	3.210%	8/25/26	853	850
[3,4]	BofA Auto Trust Class A3 Series 2024-1A	5.350%	11/15/28	3,480	3,520
[3]	Capital One Multi-Asset Execution Trust Class A Series 2022-A3	4.950%	10/15/27	1,500	1,503
[3]	Capital One Prime Auto Receivables Trust Class A4 Series 2024-1	4.660%	1/15/30	1,170	1,177
[3,4,5]	Capital Street Master Trust Class A Series 2024-1, SOFR30A + 1.350%	5.699%	10/16/28	1,160	1,160
[3]	CarMax Auto Owner Trust Class A2A Series 2024-1	5.300%	3/15/27	1,014	1,016
[3]	CarMax Auto Owner Trust Class A2A Series 2024-4	4.670%	12/15/27	8,040	8,045
[3]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	351	350
[3]	CarMax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/28	5,936	5,956
[3]	CarMax Auto Owner Trust Class B Series 2023-1	4.980%	1/16/29	860	865
[3]	Carvana Auto Receivables Trust Class A3 Series 2022-P1	3.350%	2/10/27	321	320
[3]	Carvana Auto Receivables Trust Class A3 Series 2024-P4	4.640%	1/10/30	3,230	3,238

Vanguard® Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	CCG Receivables Trust Class A2 Series 2023-2	6.280%	4/14/32	1,209	1,227
[3,4]	CCG Receivables Trust Class A2 Series 2024-1	4.990%	3/15/32	5,921	5,950
[3,4]	CCG Receivables Trust Class A2 Series 2025-1	4.480%	10/14/32	2,140	2,142
[3,4]	Chase Auto Owner Trust Class A2 Series 2023-AA	5.900%	3/25/27	1,454	1,457
[3,4]	Chase Auto Owner Trust Class A3 Series 2024-1A	5.130%	5/25/29	3,290	3,328
[3,4]	Chesapeake Funding II LLC Class A1 Series 2023-1A	5.650%	5/15/35	1,440	1,450
[3,4]	Chesapeake Funding II LLC Class A1 Series 2023-2A	6.160%	10/15/35	3,880	3,934
[3,4]	Chesapeake Funding II LLC Class A1 Series 2024-1A	5.520%	5/15/36	2,331	2,356
[3]	Citibank Credit Card Issuance Trust Class A1 Series 2023-A1	5.230%	12/8/27	5,630	5,655
[3]	Citigroup Commercial Mortgage Trust Class AAB Series 2019-GC41	2.720%	8/10/56	728	701
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2023-1	5.840%	1/18/28	4,310	4,343
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2023-2	5.830%	2/15/28	7,500	7,581
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2024-1	5.110%	4/17/28	7,540	7,593
[3,4]	Citizens Auto Receivables Trust Class A3 Series 2024-2	5.330%	8/15/28	8,460	8,536
[3]	CNH Equipment Trust Class A2 Series 2023-B	5.900%	2/16/27	2,001	2,004
[3]	CNH Equipment Trust Class A2 Series 2024-A	5.190%	7/15/27	1,088	1,090
[3]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/27	2,124	2,105
[3,4]	Dell Equipment Finance Trust Class A2 Series 2023-3	6.100%	4/23/29	1,027	1,028
[3,4]	Dell Equipment Finance Trust Class A3 Series 2023-1	5.650%	9/22/28	3,290	3,301
[3,4]	Dell Equipment Finance Trust Class A3 Series 2023-2	5.650%	1/22/29	2,336	2,346
[3,4]	Dell Equipment Finance Trust Class A3 Series 2023-3	5.930%	4/23/29	7,120	7,190
[3,4]	Dell Equipment Finance Trust Class A3 Series 2024-1	5.390%	3/22/30	1,390	1,405
[3,4]	Dell Equipment Finance Trust Class A3 Series 2024-2	4.590%	8/22/30	1,500	1,504
[3]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	7,500	7,517
[3,4]	DLLAA LLC Class A2 Series 2023-1A	5.930%	7/20/26	581	583
[3,4]	DLLAA LLC Class A2 Series 2025-1A	4.700%	10/20/27	3,240	3,245
[3,4]	DLLAA LLC Class A3 Series 2025-1A	4.950%	9/20/29	2,630	2,662
[3,4]	DLLAD LLC Class A2 Series 2023-1A	5.190%	4/20/26	79	79
[3,4]	DLLAD LLC Class A2 Series 2024-1A	5.500%	8/20/27	1,179	1,185
[3,4]	DLLST LLC Class A2 Series 2024-1A	5.330%	1/20/26	1,404	1,405
[3,4]	DLLST LLC Class A3 Series 2024-1A	5.050%	8/20/27	2,810	2,822
[3]	Drive Auto Receivables Trust Class A3 Series 2024-1	5.350%	2/15/28	8,460	8,473
[3]	Drive Auto Receivables Trust Class A3 Series 2024-2	4.500%	9/15/28	7,400	7,399
[3]	Drive Auto Receivables Trust Class B Series 2024-1	5.310%	1/16/29	4,060	4,083
[3]	Drive Auto Receivables Trust Class B Series 2024-2	4.520%	7/16/29	4,620	4,611
[3,4]	Ent Auto Receivables Trust Class A2 Series 2023-1A	6.220%	8/16/27	510	511
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-1	5.510%	1/22/29	2,055	2,062
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-2	5.560%	4/22/30	2,269	2,284
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/30	4,603	4,677
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/30	1,710	1,721
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-2	5.740%	12/20/26	2,753	2,768
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-3	5.310%	4/20/27	1,710	1,718
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2024-4	4.690%	7/20/27	2,590	2,593
[3,4]	Enterprise Fleet Financing LLC Class A2 Series 2025-1	4.650%	10/20/27	1,930	1,933
[3,4]	Evergreen Credit Card Trust Class B Series 2025-CRT5	5.240%	5/15/29	1,170	1,181
[3,4]	Evergreen Credit Card Trust Class C Series 2025-CRT5	5.530%	5/15/29	510	514
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2024-R04, SOFR30A + 1.000%	5.340%	5/25/44	1,805	1,799
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R01, SOFR30A + 0.950%	5.286%	1/25/45	2,496	2,486
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1A1 Series 2025-R01, SOFR30A + 1.000%	5.336%	2/25/45	2,321	2,318
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2023-R06, SOFR30A + 1.700%	6.040%	7/25/43	685	687
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R01, SOFR30A + 1.050%	5.390%	1/25/44	5,275	5,264
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R02, SOFR30A + 1.100%	5.440%	2/25/44	881	880
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 1M1 Series 2024-R06, SOFR30A + 1.050%	5.390%	9/25/44	1,311	1,308
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2021-R02, SOFR30A + 0.900%	5.240%	11/25/41	120	120
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2023-R07, SOFR30A + 1.950%	6.286%	9/25/43	2,224	2,237
[3,4,5,6]	Fannie Mae Connecticut Avenue Securities Trust Class 2M1 Series 2024-R05, SOFR30A +1.000%	5.340%	7/25/44	1,477	1,475
[3]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/28	13,130	13,246
[3]	Ford Credit Auto Lease Trust Class A3 Series 2023-B	5.910%	10/15/26	7,252	7,276
[3]	Ford Credit Auto Lease Trust Class A3 Series 2024-A	5.060%	5/15/27	8,110	8,137
[3]	Ford Credit Auto Lease Trust Class A3 Series 2025-A	4.720%	6/15/28	4,980	5,004
[3]	Ford Credit Auto Lease Trust Class A4 Series 2023-B	5.870%	1/15/27	870	877
[3]	Ford Credit Auto Lease Trust Class A4 Series 2024-A	5.050%	6/15/27	720	724
[3]	Ford Credit Auto Lease Trust Class A4 Series 2025-A	4.780%	2/15/29	2,260	2,276
[3]	Ford Credit Auto Lease Trust Class B Series 2023-B	6.200%	2/15/27	3,360	3,401
[3]	Ford Credit Auto Lease Trust Class B Series 2024-A	5.290%	6/15/27	3,190	3,215
[3]	Ford Credit Auto Lease Trust Class B Series 2024-B	5.180%	2/15/28	2,260	2,280
[3]	Ford Credit Auto Lease Trust Class B Series 2025-A	4.960%	2/15/29	960	966
[3,4]	Ford Credit Auto Owner Trust Class A Series 2020-2	1.060%	4/15/33	15,900	15,599
[3]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/28	3,058	3,062
[3]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/28	3,580	3,608

Vanguard® Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Ford Credit Auto Owner Trust Class A4 Series 2024-D	4.660%	9/15/30	2,040	2,059
[3,4]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	2,690	2,642
[3]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	13,980	13,752
[3,4]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2023-1	4.920%	5/15/28	23,710	23,813
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA1, SOFR30A + 1.350%	5.690%	2/25/44	2,911	2,917
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2024-DNA3, SOFR30A + 1.050%	5.390%	10/25/44	1,627	1,626
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-DNA1, SOFR30A + 0.950%	5.290%	1/25/45	1,136	1,133
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class A1 Series 2025-HQA1, SOFR30A + 0.950%	5.290%	2/25/45	2,164	2,158
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA1, SOFR30A + 1.350%	5.690%	2/25/44	4,445	4,445
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA2, SOFR30A + 1.200%	5.540%	5/25/44	4,882	4,880
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-DNA3, SOFR30A + 1.000%	5.340%	10/25/44	1,122	1,119
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA1, SOFR30A + 1.250%	5.590%	3/25/44	2,153	2,152
[3,4,5,6]	Freddie Mac STACR REMICS Trust Class M1 Series 2024-HQA2, SOFR30A + 1.200%	5.540%	8/25/44	3,131	3,125
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2023-2	5.050%	7/20/26	1,485	1,486
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2023-3	5.380%	11/20/26	4,296	4,307
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2024-1	5.090%	3/22/27	8,430	8,467
[3]	GM Financial Automobile Leasing Trust Class A3 Series 2025-1	4.660%	2/21/28	8,440	8,479
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2023-2	5.090%	5/20/27	670	671
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2023-3	5.440%	8/20/27	2,750	2,767
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2024-2	5.360%	5/22/28	3,270	3,312
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2024-3	4.220%	10/20/28	2,680	2,668
[3]	GM Financial Automobile Leasing Trust Class A4 Series 2025-1	4.700%	2/20/29	1,160	1,165
[3]	GM Financial Automobile Leasing Trust Class B Series 2023-3	5.880%	8/20/27	2,020	2,044
[3]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/28	14,850	14,955
[3]	GM Financial Automobile Leasing Trust Class B Series 2024-2	5.560%	5/22/28	1,720	1,741
[3]	GM Financial Automobile Leasing Trust Class B Series 2024-3	4.490%	10/20/28	3,550	3,531
[3]	GM Financial Automobile Leasing Trust Class B Series 2025-1	4.890%	2/20/29	2,300	2,312
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/28	380	383
[3]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2024-1	4.850%	12/18/28	2,740	2,756
[3,4]	GM Financial Revolving Receivables Trust Class A Series 2021-1	1.170%	6/12/34	17,870	17,046
[3,4]	GMF Floorplan Owner Revolving Trust Class A1 Series 2023-1	5.340%	6/15/28	3,150	3,181
[3,4]	GMF Floorplan Owner Revolving Trust Class A1 Series 2024-3A	4.680%	11/15/28	13,360	13,397
[3,4]	GMF Floorplan Owner Revolving Trust Class A1 Series 2024-4A	4.730%	11/15/29	18,400	18,492
[3,4]	GMF Floorplan Owner Revolving Trust Class A1 Series 2025-1A	4.590%	3/15/29	5,950	5,963
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2023-1	5.730%	6/15/28	1,330	1,343
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2024-3A	4.920%	11/15/28	1,180	1,183
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2024-4A	4.980%	11/15/29	1,600	1,605
[3,4]	GMF Floorplan Owner Revolving Trust Class B Series 2025-1A	4.790%	3/15/29	1,080	1,080
[3,4]	GMF Floorplan Owner Revolving Trust Class C Series 2025-1A	4.880%	3/15/29	1,090	1,090
[3,4]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	16,750	16,022
[3,4]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2024-1	5.320%	8/17/26	4,119	4,129
[3,4]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2024-2	5.280%	3/15/27	4,090	4,109
[3,4]	GreatAmerica Leasing Receivables Funding LLC Class A2 Series 2025-1	4.520%	10/15/27	2,700	2,698
[3,4]	GreenState Auto Receivables Trust Class A2 Series 2024-1A	5.530%	8/16/27	1,837	1,843
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	232	232
[3]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-A	5.370%	3/15/29	7,220	7,313
[3,4]	Hertz Vehicle Financing LLC Class A Series 2022-4A	3.730%	9/25/26	9,130	9,102
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/27	2,617	2,623
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/27	2,640	2,650
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-3	5.410%	2/18/28	12,000	12,098
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/28	3,470	3,512
[3]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/28	5,280	5,331
[3]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/28	10,460	10,593
[3]	Honda Auto Receivables Owner Trust Class A3 series 2024-4	4.330%	5/15/29	1,920	1,918
[3,4]	HPEFS Equipment Trust Class A2 Series 2023-2A	6.040%	1/21/31	1,387	1,390
[3,4]	HPEFS Equipment Trust Class A3 Series 2023-2A	5.990%	1/21/31	1,420	1,427
[3,4]	HPEFS Equipment Trust Class A3 Series 2024-1A	5.180%	5/20/31	6,690	6,712
[3,4]	HPEFS Equipment Trust Class A3 Series 2024-2A	5.360%	10/20/31	2,090	2,110
[3,4]	HPEFS Equipment Trust Class B Series 2024-1A	5.180%	5/20/31	1,370	1,379
[3,4]	HPEFS Equipment Trust Class B Series 2024-2A	5.350%	10/20/31	1,160	1,174
[3,4]	HPEFS Equipment Trust Class C Series 2024-1A	5.330%	5/20/31	1,930	1,945
[3,4]	HPEFS Equipment Trust Class C Series 2024-2A	5.520%	10/20/31	810	821
[3,4]	Huntington Auto Trust Class A3 Series 2024-1A	5.230%	1/16/29	5,640	5,695
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-1	6.153%	5/20/32	1,864	1,886
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2024-2	5.442%	10/20/32	2,931	2,944
[3,4]	Huntington Bank Auto Credit-Linked Notes Class B1 Series 2025-1	5.446%	3/21/33	6,250	6,238
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2023-B	5.150%	6/15/26	2,257	2,258
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-A	5.020%	3/15/27	1,640	1,646
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2024-B	5.410%	5/17/27	7,750	7,819
[3,4]	Hyundai Auto Lease Securitization Trust Class A3 Series 2025-A	4.830%	1/18/28	3,670	3,694

Vanguard® Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2023-B	5.170%	4/15/27	3,040	3,047
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2024-B	5.390%	3/15/28	1,550	1,570
[3,4]	Hyundai Auto Lease Securitization Trust Class A4 Series 2025-A	4.900%	1/16/29	2,000	2,018
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2024-A	5.350%	5/15/28	14,175	14,318
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2024-B	5.560%	8/15/28	2,100	2,130
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2024-C	4.970%	2/15/29	650	655
[3,4]	Hyundai Auto Lease Securitization Trust Class B Series 2025-A	5.150%	6/15/29	1,260	1,275
[3]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/27	2,617	2,616
[3]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/28	2,330	2,349
[3]	Hyundai Auto Receivables Trust Class A3 Series 2024-A	4.990%	2/15/29	4,450	4,491
[3]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/27	3,466	3,476
[3,4]	Kubota Credit Owner Trust Class A2 Series 2023-2A	5.610%	7/15/26	1,533	1,536
[3,4]	Kubota Credit Owner Trust Class A2 Series 2024-1A	5.390%	1/15/27	9,277	9,307
[3,4]	Kubota Credit Owner Trust Class A3 Series 2022-2A	4.090%	12/15/26	1,759	1,755
[3,4]	LAD Auto Receivables Trust Class A3 Series 2024-1A	5.230%	1/18/28	2,610	2,619
[3,4]	LAD Auto Receivables Trust Class A3 Series 2024-2A	5.610%	8/15/28	3,330	3,356
[3,4]	LAD Auto Receivables Trust Class A3 Series 2024-3A	4.520%	3/15/29	3,090	3,092
[3,4]	LAD Auto Receivables Trust Class A3 Series 2025-1A	4.690%	7/16/29	5,770	5,780
[3,4]	M&T Bank Auto Receivables Trust Class A3 Series 2025-1A	4.730%	6/17/30	3,370	3,394
[3,4,5]	Master Credit Card Trust II Class A Series 2024-1A, SOFR30A + 0.750%	5.097%	1/21/28	9,950	9,972
[3]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/27	5,915	5,918
[3]	Mercedes-Benz Auto Lease Trust Class A3 Series 2024-A	5.320%	1/18/28	5,070	5,131
[3,4]	MMAF Equipment Finance LLC Class A2 Series 2024-A	5.200%	9/13/27	4,948	4,966
[3,4]	Navistar Financial Dealer Note Master Owner Trust Class A Series 2024-1	5.590%	4/25/29	8,055	8,139
[3,4]	Navistar Financial Dealer Note Master Owner Trust II Class A Series 2023-1	6.180%	8/25/28	3,800	3,816
[3]	Nissan Auto Lease Trust Class A3 Series 2023-B	5.690%	7/15/26	800	802
[3]	Nissan Auto Lease Trust Class A3 Series 2024-A	4.910%	4/15/27	8,960	8,998
[3]	Nissan Auto Lease Trust Class A3 Series 2025-A	4.750%	3/15/28	9,940	10,019
[3]	Nissan Auto Lease Trust Class A4 Series 2024-A	4.970%	9/15/28	1,060	1,066
[3]	Nissan Auto Lease Trust Class A4 Series 2025-A	4.800%	2/15/29	2,780	2,800
[3]	Nissan Auto Lease Trust Class B Series 2025-A	5.030%	2/15/29	1,050	1,058
[3]	Nissan Auto Lease Trust Class C Series 2025-A	5.110%	6/15/29	1,420	1,432
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-B	5.930%	3/15/28	8,340	8,432
[3]	Nissan Auto Receivables Owner Trust Class A3 Series 2024-B	4.340%	3/15/29	7,660	7,659
[3,4]	PFS Financing Corp. Class A Series 2022-C	3.890%	5/15/27	1,850	1,848
[3,4]	PFS Financing Corp. Class A Series 2022-D	4.270%	8/15/27	7,430	7,417
[3,4,5]	PFS Financing Corp. Class A Series 2024-A, SOFR30A + 0.850%	5.199%	1/15/28	9,020	9,048
[3,4]	PFS Financing Corp. Class A Series 2024-B	4.950%	2/15/29	1,790	1,803
[3,4]	PFS Financing Corp. Class A Series 2024-D	5.340%	4/15/29	6,220	6,330
[3,4]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-1A	4.810%	9/22/28	2,490	2,494
[3,4]	Porsche Financial Auto Securitization Trust Class A3 Series 2023-2A	5.790%	1/22/29	3,854	3,881
[3,4]	Porsche Financial Auto Securitization Trust Class A4 Series 2024-1A	4.490%	12/22/32	1,880	1,882
[3,4]	Porsche Innovative Lease Owner Trust Class A4 Series 2024-2A	4.260%	9/20/30	4,030	4,020
[3,4]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-A	5.605%	6/15/32	250	253
[3,4]	Santander Bank Auto Credit-Linked Notes Class A2 Series 2024-B	4.911%	1/18/33	312	313
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2023-B	5.640%	12/15/33	250	253
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-A	5.622%	6/15/32	1,291	1,306
[3,4]	Santander Bank Auto Credit-Linked Notes Class B Series 2024-B	4.965%	1/18/33	370	371
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2023-B	5.933%	12/15/33	531	537
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-A	5.818%	6/15/32	906	915
[3,4]	Santander Bank Auto Credit-Linked Notes Class C Series 2024-B	5.141%	1/18/33	590	591
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2023-B	6.663%	12/15/33	584	595
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-A	6.110%	6/15/32	1,089	1,101
[3,4]	Santander Bank Auto Credit-Linked Notes Class D Series 2024-B	5.483%	1/18/33	760	762
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-2	5.210%	7/15/27	673	673
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-3	5.610%	10/15/27	1,559	1,562
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/28	4,472	4,490
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2023-6	5.930%	7/17/28	1,610	1,621
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2024-1	5.250%	4/17/28	9,000	9,022
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/28	8,380	8,444
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/29	5,240	5,291
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2024-5	4.620%	11/15/28	5,670	5,677
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2025-1	4.740%	1/16/29	10,870	10,912
[3]	Santander Drive Auto Receivables Trust Class A3 Series 2025-2	4.670%	8/15/29	2,240	2,245
[3]	Santander Drive Auto Receivables Trust Class B Series 2024-1	5.230%	12/15/28	2,030	2,040
[3]	Santander Drive Auto Receivables Trust Class B Series 2024-3	5.550%	9/17/29	3,080	3,129
[3]	Santander Drive Auto Receivables Trust Class B Series 2024-5	4.630%	8/15/29	3,830	3,836
[3]	Santander Drive Auto Receivables Trust Class B Series 2025-1	4.880%	3/17/31	6,160	6,195
[3]	Santander Drive Auto Receivables Trust Class C Series 2025-1	5.040%	3/17/31	8,600	8,670
[3,4]	SBNA Auto Lease Trust Class A3 Series 2023-A	6.510%	4/20/27	6,330	6,369

Vanguard® Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	SBNA Auto Lease Trust Class A3 Series 2024-A	5.390%	11/20/26	7,210	7,229
[3,4]	SBNA Auto Lease Trust Class A3 Series 2024-B	5.560%	11/22/27	5,070	5,118
[3,4]	SBNA Auto Lease Trust Class A3 Series 2024-C	4.560%	2/22/28	2,220	2,220
[3,4]	SBNA Auto Lease Trust Class A3 Series 2025-A	4.830%	4/20/28	1,180	1,184
[3,4]	SBNA Auto Lease Trust Class A4 Series 2024-A	5.240%	1/22/29	3,000	3,022
[3,4]	SBNA Auto Lease Trust Class A4 Series 2024-B	5.550%	12/20/28	1,970	2,000
[3,4]	SBNA Auto Lease Trust Class A4 Series 2024-C	4.420%	3/20/29	12,420	12,400
[3,4]	SBNA Auto Lease Trust Class A4 Series 2025-A	4.870%	7/20/29	1,590	1,601
[3,4]	SBNA Auto Receivables Trust Class A3 Series 2024-A	5.320%	12/15/28	2,900	2,911
[3,4]	SCCU Auto Receivables Trust Class A2 Series 2023-1A	5.850%	5/17/27	680	682
[3,4]	SCCU Auto Receivables Trust Class A3 Series 2023-1A	5.700%	10/16/28	3,440	3,484
[3,4]	SCCU Auto Receivables Trust Class A3 Series 2024-1A	5.110%	6/15/29	4,090	4,125
[3,4]	Securitized Term Auto Receivables Trust Class B Series 2025-A	5.038%	7/25/31	731	735
[3,4]	Securitized Term Auto Receivables Trust Class C Series 2025-A	5.185%	7/25/31	289	290
[3,4]	SFS Auto Receivables Securitization Trust Class A2 Series 2024-1A	5.350%	6/21/27	1,327	1,328
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-1A	4.950%	5/21/29	5,590	5,621
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2024-3A	4.550%	6/20/30	5,200	5,219
[3,4]	SFS Auto Receivables Securitization Trust Class A3 Series 2025-1A	4.750%	7/22/30	5,830	5,873
[3]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/15/28	7,670	7,665
[3]	Synchrony Card Funding LLC Class A Series 2022-A2	3.860%	7/15/28	17,750	17,709
[3]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/29	7,070	7,211
[3,4]	Taco Bell Funding LLC Class A23 Series 2016-1A	4.970%	5/25/46	1,162	1,161
[3,4]	Tesla Auto Lease Trust Class A3 Series 2023-A	5.890%	6/22/26	3,452	3,460
[3,4]	Tesla Auto Lease Trust Class A3 Series 2023-B	6.130%	9/21/26	9,603	9,641
[3,4]	Tesla Auto Lease Trust Class A3 Series 2024-A	5.300%	6/21/27	4,390	4,417
[3,4]	Tesla Auto Lease Trust Class A4 Series 2023-A	5.940%	7/20/27	1,410	1,415
[3,4]	Tesla Auto Lease Trust Class A4 Series 2023-B	6.220%	3/22/27	1,460	1,474
[3,4]	Tesla Electric Vehicle Trust Class A3 Series 2023-1	5.380%	6/20/28	3,710	3,745
[3,4]	T-Mobile US Trust Class A Series 2024-1A	5.050%	9/20/29	6,690	6,745
[3,4]	T-Mobile US Trust Class A Series 2024-2A	4.250%	5/21/29	7,530	7,507
[3,4]	T-Mobile US Trust Class A Series 2025-1A	4.740%	11/20/29	7,470	7,525
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/28	3,140	3,143
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/28	4,500	4,529
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/28	7,220	7,261
[3]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-D	4.400%	6/15/29	4,080	4,088
[3,4]	Toyota Lease Owner Trust Class A3 Series 2023-B	5.660%	11/20/26	5,130	5,159
[3,4]	Toyota Lease Owner Trust Class A3 Series 2024-A	5.250%	4/20/27	3,360	3,381
[3,4]	Toyota Lease Owner Trust Class A3 Series 2025-A	4.750%	2/22/28	10,720	10,785
[3,4]	Toyota Lease Owner Trust Class A4 Series 2024-A	5.260%	6/20/28	930	940
[3,4]	Toyota Lease Owner Trust Class A4 Series 2024-B	4.250%	1/22/29	5,130	5,106
[3,4]	Toyota Lease Owner Trust Class A4 Series 2025-A	4.810%	6/20/29	3,260	3,284
[3,4,5]	Trillium Credit Card Trust II Class A Series 2024-1A, SOFR + 0.750%	5.091%	12/26/28	9,010	9,028
[3,4]	US Bank NA Class B Series 2023-1	6.789%	8/25/32	585	593
[3,4]	US Bank NA Class B Series 2025-SUP1	5.582%	2/25/32	8,200	8,212
[3,4]	USAA Auto Owner Trust Class A3 Series 2023-A	5.580%	5/15/28	9,660	9,720
[3]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	4,820	4,805
[3]	Verizon Master Trust Class A1A Series 2023-5	5.610%	9/8/28	3,000	3,014
[3]	Verizon Master Trust Class A1A Series 2024-1	5.000%	12/20/28	13,080	13,125
[3]	Verizon Master Trust Class B Series 2024-4	5.400%	6/20/29	1,940	1,958
[3]	Verizon Master Trust Class B Series 2025-3	4.770%	3/20/30	5,590	5,599
[3]	Verizon Master Trust Class C Series 2024-1	5.490%	12/20/28	3,870	3,889
[3]	Verizon Master Trust Class C Series 2024-4	5.600%	6/20/29	1,220	1,231
[3]	Verizon Master Trust Class C Series 2025-1	5.090%	1/21/31	500	505
[3]	Verizon Master Trust Class C Series 2025-3	4.900%	3/20/30	2,110	2,113
[3]	Volkswagen Auto Lease Trust Class A3 Series 2023-A	5.810%	10/20/26	13,200	13,268
[3]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/27	7,370	7,442
[3]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2024-1	4.670%	6/20/31	1,550	1,560
[3,4]	Volvo Financial Equipment LLC Class A3 Series 2024-1A	4.290%	10/16/28	3,950	3,936
[3,4]	Volvo Financial Equipment LLC Class A3 Series 2025-1	4.460%	5/15/29	3,530	3,530
[3]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C54	3.063%	12/15/52	522	506
[3]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/28	744	745
[3]	World Omni Automobile Lease Securitization Trust Class A3 Series 2024-A	5.260%	10/15/27	4,760	4,804
[3]	World Omni Automobile Lease Securitization Trust Class A3 Series 2025-A	4.420%	4/17/28	4,420	4,418
[3]	World Omni Automobile Lease Securitization Trust Class A4 Series 2023-A	5.040%	7/17/28	2,850	2,855
[3]	World Omni Automobile Lease Securitization Trust Class A4 Series 2025-A	4.490%	5/15/30	2,310	2,311
[3]	World Omni Select Auto Trust Class A3 Series 2024-A	4.980%	2/15/30	4,220	4,255
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,266,512)					1,274,309

Vanguard® Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (63.2%)
Communications (2.3%)
	AT&T Inc.	1.700%	3/25/26	27,206	26,460
	AT&T Inc.	2.950%	7/15/26	1,715	1,682
	AT&T Inc.	2.300%	6/1/27	2,485	2,375
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	10,314	10,310
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.150%	11/10/26	5,230	5,333
	Expedia Group Inc.	5.000%	2/15/26	6,992	6,998
[4]	Netflix Inc.	3.625%	6/15/25	12,735	12,701
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	570	564
	Rogers Communications Inc.	3.625%	12/15/25	1,308	1,298
	Rogers Communications Inc.	2.900%	11/15/26	2,392	2,328
	Rogers Communications Inc.	3.200%	3/15/27	8,830	8,594
	Sprint LLC	7.625%	3/1/26	460	467
	Take-Two Interactive Software Inc.	3.550%	4/14/25	300	300
	Take-Two Interactive Software Inc.	5.000%	3/28/26	862	866
	Telefonica Emisiones SA	4.103%	3/8/27	9,594	9,513
[7]	Telstra Corp. Ltd.	4.000%	4/19/27	7,750	4,810
	T-Mobile USA Inc.	3.500%	4/15/25	4,944	4,941
	T-Mobile USA Inc.	2.250%	2/15/26	7,565	7,412
	T-Mobile USA Inc.	3.750%	4/15/27	5,000	4,928
	TWDC Enterprises 18 Corp.	1.850%	7/30/26	510	494
					112,374
Consumer Discretionary (5.5%)
	American Honda Finance Corp.	4.900%	3/12/27	2,000	2,016
[5]	American Honda Finance Corp., SOFR + 0.550%	4.909%	5/11/26	11,460	11,456
[5]	American Honda Finance Corp., SOFR + 0.620%	4.978%	12/11/26	30,000	30,000
[5]	American Honda Finance Corp., SOFR + 0.710%	5.062%	7/9/27	12,740	12,736
	AutoZone Inc.	3.750%	6/1/27	1,155	1,138
[4]	BMW US Capital LLC	5.050%	4/2/26	1,500	1,509
[4,5]	BMW US Capital LLC, SOFR + 0.780%	5.141%	3/19/27	16,000	15,977
[4,5]	BMW US Capital LLC, SOFR + 0.800%	5.158%	8/13/26	9,325	9,337
	eBay Inc.	1.400%	5/10/26	1,085	1,049
	Ford Motor Credit Co. LLC	5.125%	6/16/25	8,820	8,813
	Ford Motor Credit Co. LLC	4.134%	8/4/25	3,142	3,126
	Ford Motor Credit Co. LLC	3.375%	11/13/25	10,750	10,620
	Ford Motor Credit Co. LLC	4.389%	1/8/26	886	880
	Ford Motor Credit Co. LLC	4.542%	8/1/26	500	493
	General Motors Financial Co. Inc.	6.050%	10/10/25	995	1,000
	General Motors Financial Co. Inc.	5.400%	4/6/26	14,550	14,606
	General Motors Financial Co. Inc.	1.500%	6/10/26	2,845	2,736
	General Motors Financial Co. Inc.	5.000%	4/9/27	3,000	3,004
[5]	General Motors Financial Co. Inc., SOFR + 1.170%	5.539%	4/4/28	7,860	7,842
[5]	Home Depot Inc., SOFR + 0.330%	4.690%	12/24/25	6,615	6,619
	Hyatt Hotels Corp.	5.750%	1/30/27	1,310	1,333
	Lennar Corp.	5.000%	6/15/27	900	905
	Marriott International Inc.	3.750%	10/1/25	634	631
	Marriott International Inc.	5.000%	10/15/27	1,690	1,711
[4]	Mercedes-Benz Finance North America LLC	1.450%	3/2/26	3,356	3,265
[4]	Mercedes-Benz Finance North America LLC	4.800%	11/13/26	12,990	13,042
[4,5]	Mercedes-Benz Finance North America LLC, SOFR + 0.630%	4.991%	7/31/26	26,000	25,984
	O'Reilly Automotive Inc.	3.550%	3/15/26	1,600	1,586
	Ross Stores Inc.	0.875%	4/15/26	12,178	11,731
[7]	Toyota Finance Australia Ltd.	4.450%	4/6/26	5,680	3,550
[7]	Toyota Finance Australia Ltd.	5.000%	9/15/26	2,130	1,343
[5,7]	Toyota Finance Australia Ltd., 3M Australian Bank Bill Rate + 1.000%	5.388%	4/6/26	5,350	3,353
	Toyota Motor Credit Corp.	4.350%	10/8/27	2,595	2,594
[5]	Toyota Motor Credit Corp., SOFR + 0.450%	4.803%	4/10/26	12,965	12,970
[5]	Toyota Motor Credit Corp., SOFR + 0.770%	5.129%	8/7/26	7,660	7,691
[4]	Volkswagen Group of America Finance LLC	3.950%	6/6/25	340	339
[4]	Volkswagen Group of America Finance LLC	5.400%	3/20/26	23,945	24,114
[4,5]	Volkswagen Group of America Finance LLC, SOFR + 1.060%	5.418%	8/14/26	9,390	9,409
					270,508
Consumer Staples (3.0%)
	Altria Group Inc.	4.400%	2/14/26	5,950	5,938
	Altria Group Inc.	2.625%	9/16/26	11,730	11,410
	BAT Capital Corp.	3.215%	9/6/26	8,075	7,920
	BAT Capital Corp.	4.700%	4/2/27	6,340	6,348
	BAT Capital Corp.	3.557%	8/15/27	11,120	10,851

Vanguard® Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	BAT International Finance plc	3.950%	6/15/25	300	299
	BAT International Finance plc	1.668%	3/25/26	8,986	8,728
	Campbell's Co.	5.300%	3/20/26	5,442	5,479
	Campbell's Co.	5.200%	3/19/27	1,000	1,013
[4,5]	Cargill Inc., SOFR + 0.610%	4.969%	2/11/28	8,000	8,007
	Conagra Brands Inc.	5.300%	10/1/26	5,512	5,567
	Constellation Brands Inc.	3.500%	5/9/27	1,681	1,645
	Dollar General Corp.	4.150%	11/1/25	23,264	23,264
	Haleon US Capital LLC	3.375%	3/24/27	1,697	1,663
	Keurig Dr Pepper Inc.	5.100%	3/15/27	627	634
	Keurig Dr Pepper Inc.	3.430%	6/15/27	650	635
	Kraft Heinz Foods Co.	3.000%	6/1/26	633	622
	Kraft Heinz Foods Co.	3.875%	5/15/27	8,500	8,391
	Kroger Co.	3.700%	8/1/27	700	688
[4]	Mars Inc.	4.450%	3/1/27	6,500	6,514
[4]	Mars Inc.	4.600%	3/1/28	11,530	11,577
	McCormick & Co. Inc.	0.900%	2/15/26	730	707
	Philip Morris International Inc.	2.750%	2/25/26	5,366	5,285
	Philip Morris International Inc.	0.875%	5/1/26	4,288	4,131
	Philip Morris International Inc.	4.750%	2/12/27	3,025	3,047
	Reynolds American Inc.	4.450%	6/12/25	381	381
	Tyson Foods Inc.	3.550%	6/2/27	9,000	8,820
					149,564
Energy (3.9%)
	Boardwalk Pipelines LP	5.950%	6/1/26	1,810	1,829
	Canadian Natural Resources Ltd.	3.850%	6/1/27	17,407	17,128
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	25,540	25,742
	Coterra Energy Inc.	3.900%	5/15/27	2,650	2,608
	DCP Midstream Operating LP	5.625%	7/15/27	8,980	9,127
	Diamondback Energy Inc.	5.200%	4/18/27	750	759
	Empresa Nacional del Petroleo	3.750%	8/5/26	953	936
	Enbridge Energy Partners LP	5.875%	10/15/25	3,699	3,710
	Enbridge Inc.	1.600%	10/4/26	1,333	1,275
	Enbridge Inc.	5.250%	4/5/27	3,000	3,039
	Enbridge Inc.	3.700%	7/15/27	1,000	982
	Energy Transfer LP	2.900%	5/15/25	2,424	2,418
	Energy Transfer LP	4.750%	1/15/26	285	285
	Energy Transfer LP	3.900%	7/15/26	11,059	10,964
	Energy Transfer LP	5.500%	6/1/27	1,900	1,929
[4]	EQT Corp.	3.125%	5/15/26	1,122	1,102
	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/27	5,789	5,579
	Marathon Petroleum Corp.	4.700%	5/1/25	16,847	16,842
	MPLX LP	4.875%	6/1/25	2,973	2,973
	MPLX LP	1.750%	3/1/26	652	635
	MPLX LP	4.125%	3/1/27	3,500	3,469
	Occidental Petroleum Corp.	5.875%	9/1/25	1,619	1,622
	Occidental Petroleum Corp.	5.550%	3/15/26	1,400	1,406
	Occidental Petroleum Corp.	5.000%	8/1/27	2,565	2,575
	ONEOK Inc.	4.250%	9/24/27	10,152	10,066
	Ovintiv Inc.	5.650%	5/15/25	8,085	8,089
	Ovintiv Inc.	5.375%	1/1/26	7,911	7,919
	Petroleos Mexicanos	6.875%	10/16/25	5,373	5,367
	Petroleos Mexicanos	4.500%	1/23/26	6,965	6,817
	Petroleos Mexicanos	6.875%	8/4/26	2,474	2,461
	Petroleos Mexicanos	6.490%	1/23/27	1,040	1,019
	Petroleos Mexicanos	6.500%	3/13/27	2,923	2,859
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	1,580	1,578
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	2,528	2,540
[8]	Southern Gas Corridor CJSC	6.875%	3/24/26	5,939	6,000
	Spectra Energy Partners LP	3.375%	10/15/26	5,599	5,499
	Targa Resources Corp.	5.200%	7/1/27	6,363	6,435
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	1,000	1,040
	TransCanada PipeLines Ltd.	4.875%	1/15/26	550	550
	Western Midstream Operating LP	3.950%	6/1/25	450	449
	Williams Cos. Inc.	4.000%	9/15/25	650	649
	Williams Cos. Inc.	5.400%	3/2/26	500	504
	Williams Cos. Inc.	3.750%	6/15/27	4,448	4,372
					193,147

Vanguard® Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Financials (29.9%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	2,407	2,405
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	13,500	13,180
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	4/3/26	2,500	2,495
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	13,032	12,595
	Air Lease Corp.	2.875%	1/15/26	3,198	3,151
	Air Lease Corp.	5.300%	6/25/26	9,000	9,066
	Air Lease Corp.	1.875%	8/15/26	11,180	10,765
	Air Lease Corp.	3.625%	4/1/27	3,879	3,815
	Allstate Corp.	0.750%	12/15/25	350	341
	Allstate Corp.	3.280%	12/15/26	4,970	4,870
	American Express Co.	4.990%	5/1/26	7,091	7,092
	American Express Co.	6.338%	10/30/26	6,083	6,142
	American Express Co.	5.645%	4/23/27	8,000	8,090
	American Express Co.	5.389%	7/28/27	9,053	9,149
[5]	American Express Co., SOFR + 0.930%	5.291%	7/26/28	19,200	19,295
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	3,040	2,946
	Ares Capital Corp.	2.150%	7/15/26	6,152	5,934
[4]	Athene Global Funding	5.684%	2/23/26	7,170	7,239
[4]	Athene Global Funding	5.620%	5/8/26	29,830	30,147
[4]	Athene Global Funding	4.950%	1/7/27	2,660	2,670
[4,5]	Athene Global Funding, SOFR + 1.030%	5.388%	8/27/26	7,850	7,874
	Banco Santander SA	1.722%	9/14/27	2,400	2,298
	Banco Santander SA	4.175%	3/24/28	1,000	990
[5]	Banco Santander SA, SOFR + 1.120%	5.473%	7/15/28	10,200	10,247
	Bank of America Corp.	4.827%	7/22/26	3,365	3,366
	Bank of America Corp.	1.197%	10/24/26	2,548	2,500
	Bank of America Corp.	5.080%	1/20/27	657	659
	Bank of America Corp.	3.559%	4/23/27	410	405
	Bank of America Corp.	1.734%	7/22/27	11,594	11,174
	Bank of America Corp.	5.933%	9/15/27	750	765
	Bank of America Corp.	3.705%	4/24/28	5,000	4,913
	Bank of America Corp.	4.948%	7/22/28	4,706	4,743
[5]	Bank of America Corp., SOFR + 0.830%	5.191%	1/24/29	11,000	10,992
	Bank of Montreal	5.266%	12/11/26	9,345	9,468
[5]	Bank of Montreal, SOFR + 0.860%	5.221%	1/27/29	13,334	13,325
	Bank of New York Mellon Corp.	5.148%	5/22/26	5,845	5,849
	Bank of New York Mellon Corp.	4.947%	4/26/27	278	279
	Bank of New York Mellon Corp.	3.992%	6/13/28	1,000	991
[5]	Bank of New York Mellon Corp., SOFR + 0.830%	5.187%	7/21/28	22,500	22,593
	Bank of Nova Scotia	1.300%	9/15/26	1,000	956
	Bank of Nova Scotia	4.404%	9/8/28	1,405	1,398
[5]	Bank of Nova Scotia, SOFR + 0.890%	5.254%	2/14/29	24,966	24,932
[4]	Banque Federative du Credit Mutuel SA	5.896%	7/13/26	31,008	31,511
[4]	BPCE SA	5.100%	1/26/26	12,500	12,522
	BPCE SA	3.375%	12/2/26	1,500	1,475
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	5,025	5,094
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	2,495	2,531
	Canadian Imperial Bank of Commerce	4.862%	1/13/28	27,110	27,230
[5]	Canadian Imperial Bank of Commerce, SOFR + 0.930%	5.289%	9/11/27	13,140	13,183
	Cboe Global Markets Inc.	3.650%	1/12/27	5,119	5,064
	Charles Schwab Corp.	0.900%	3/11/26	361	349
	Charles Schwab Corp.	1.150%	5/13/26	2,000	1,930
	Charles Schwab Corp.	2.450%	3/3/27	6,843	6,602
	Charles Schwab Corp.	3.300%	4/1/27	1,000	980
	Citibank NA	4.929%	8/6/26	3,500	3,523
	Citibank NA	4.876%	11/19/27	10,500	10,549
[5]	Citibank NA, SOFR + 0.708%	5.066%	8/6/26	3,054	3,066
	Citigroup Inc.	3.700%	1/12/26	280	278
	Citigroup Inc.	3.200%	10/21/26	2,500	2,451
	Citigroup Inc.	1.122%	1/28/27	482	468
	Citigroup Inc.	3.887%	1/10/28	8,000	7,904
	Citigroup Inc.	3.070%	2/24/28	7,445	7,233
	Citigroup Inc.	3.668%	7/24/28	5,340	5,221
	Citigroup Inc.	3.520%	10/27/28	6,845	6,653
[5]	Citigroup Inc., SOFR + 0.870%	5.228%	3/4/29	12,400	12,404
[4,5]	Commonwealth Bank of Australia, SOFR + 0.640%	5.015%	3/14/28	12,629	12,641
[5]	Cooperatieve Rabobank UA, SOFR + 0.620%	4.978%	8/28/26	6,530	6,554
	Corebridge Financial Inc.	3.650%	4/5/27	4,520	4,441
[4]	Corebridge Global Funding	5.350%	6/24/26	12,870	13,000

Vanguard® Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Corebridge Global Funding	5.750%	7/2/26	6,210	6,302
[4,5]	Corebridge Global Funding, SOFR + 0.750%	5.101%	1/7/28	9,000	8,988
[4,5]	Credit Agricole SA, SOFR + 1.130%	5.482%	1/9/29	7,390	7,417
[4]	Danske Bank A/S	6.259%	9/22/26	20,030	20,170
	Eaton Vance Corp.	3.500%	4/6/27	2,840	2,786
	Equifax Inc.	2.600%	12/15/25	431	425
	Fidelity National Information Services Inc.	1.150%	3/1/26	4,577	4,438
	Fifth Third Bank NA	4.967%	1/28/28	6,060	6,095
[5]	Fifth Third Bank NA, SOFR + 0.810%	5.171%	1/28/28	9,960	9,989
	Fiserv Inc.	3.200%	7/1/26	993	977
[4]	GA Global Funding Trust	3.850%	4/11/25	1,080	1,080
	GATX Corp.	3.250%	9/15/26	5,343	5,239
	Global Payments Inc.	1.200%	3/1/26	200	194
	Global Payments Inc.	4.800%	4/1/26	2,684	2,684
	Global Payments Inc.	2.150%	1/15/27	5,340	5,117
	Global Payments Inc.	4.950%	8/15/27	2,557	2,578
	Goldman Sachs Bank USA	5.283%	3/18/27	21,870	22,011
	Goldman Sachs Bank USA	5.414%	5/21/27	2,000	2,019
	Goldman Sachs Group Inc.	5.798%	8/10/26	23,235	23,329
	Goldman Sachs Group Inc.	1.948%	10/21/27	750	720
	Goldman Sachs Group Inc.	2.640%	2/24/28	4,917	4,742
	Goldman Sachs Group Inc.	3.615%	3/15/28	5,340	5,239
	Goldman Sachs Group Inc.	3.691%	6/5/28	1,000	980
	HSBC Holdings plc	1.645%	4/18/26	9,810	9,796
	HSBC Holdings plc	5.887%	8/14/27	649	659
	HSBC Holdings plc	4.041%	3/13/28	6,690	6,607
	HSBC Holdings plc	5.597%	5/17/28	10,640	10,810
	HSBC Holdings plc	4.755%	6/9/28	2,125	2,123
[5]	HSBC Holdings plc, SOFR + 1.030%	5.390%	3/3/29	12,135	12,154
[5]	HSBC Holdings plc, SOFR + 1.040%	5.399%	11/19/28	11,200	11,252
	HSBC USA Inc.	5.294%	3/4/27	2,500	2,543
	Huntington Bancshares Inc.	4.000%	5/15/25	3,905	3,898
	Huntington National Bank	4.871%	4/12/28	12,998	13,046
[5]	Huntington National Bank, SOFR + 0.720%	5.093%	4/12/28	25,000	24,963
	ING Groep NV	3.950%	3/29/27	5,790	5,721
	ING Groep NV	6.083%	9/11/27	1,500	1,530
	ING Groep NV	4.017%	3/28/28	6,738	6,661
	Intercontinental Exchange Inc.	3.650%	5/23/25	9,500	9,484
	Invesco Finance plc	3.750%	1/15/26	8,047	7,988
	Jefferies Financial Group Inc.	5.000%	2/10/26	18,112	18,104
	JPMorgan Chase & Co.	3.960%	1/29/27	1,000	995
	JPMorgan Chase & Co.	1.040%	2/4/27	195	189
	JPMorgan Chase & Co.	2.947%	2/24/28	2,430	2,359
	JPMorgan Chase & Co.	5.571%	4/22/28	1,390	1,418
	JPMorgan Chase & Co.	4.323%	4/26/28	2,170	2,159
[5]	JPMorgan Chase & Co., SOFR + 0.800%	5.161%	1/24/29	20,480	20,503
[5]	JPMorgan Chase & Co., SOFR + 0.860%	5.218%	10/22/28	21,436	21,506
[5]	JPMorgan Chase & Co., SOFR + 0.930%	5.288%	7/22/28	9,000	9,037
	Lloyds Banking Group plc	4.450%	5/8/25	10,000	9,996
	Lloyds Banking Group plc	4.716%	8/11/26	5,060	5,057
[5]	Lloyds Banking Group plc, SOFR + 1.060%	5.419%	11/26/28	16,257	16,305
[5,7]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	7.016%	5/28/30	1,270	796
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	1,109	1,108
[5]	Marsh & McLennan Cos. Inc., SOFR + 0.700%	5.059%	11/8/27	6,480	6,501
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	5,785	5,783
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	4,060	4,061
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	6,000	5,773
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	5,000	4,783
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	924	889
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	1,250	1,261
	Mizuho Financial Group Inc.	2.226%	5/25/26	3,088	3,076
	Mizuho Financial Group Inc.	1.554%	7/9/27	2,000	1,925
	Morgan Stanley	3.125%	7/27/26	3,431	3,372
	Morgan Stanley	6.138%	10/16/26	4,000	4,031
	Morgan Stanley	0.985%	12/10/26	5,169	5,038
	Morgan Stanley	5.050%	1/28/27	1,039	1,043
	Morgan Stanley	1.593%	5/4/27	2,220	2,150
	Morgan Stanley	1.512%	7/20/27	1,980	1,903
	Morgan Stanley	6.296%	10/18/28	2,500	2,600
	Morgan Stanley Bank NA	4.447%	10/15/27	625	624

Vanguard® Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley Bank NA	5.504%	5/26/28	1,970	2,006
[5]	Morgan Stanley Bank NA, SOFR + 0.900%	5.255%	1/12/29	23,000	23,069
[5]	Morgan Stanley Bank NA, SOFR + 0.940%	5.296%	7/14/28	10,705	10,756
	National Bank of Canada	4.702%	3/5/27	22,880	22,914
	National Bank of Canada	5.600%	7/2/27	9,145	9,256
	National Bank of Canada	4.950%	2/1/28	19,970	20,101
[4]	National Securities Clearing Corp.	5.150%	6/26/26	960	971
	NatWest Group plc	4.800%	4/5/26	1,000	1,003
	NatWest Group plc	3.073%	5/22/28	1,000	967
[4]	NatWest Markets plc	5.416%	5/17/27	2,850	2,902
	Nomura Holdings Inc.	1.653%	7/14/26	8,100	7,794
	Nomura Holdings Inc.	2.329%	1/22/27	6,795	6,518
	Nomura Holdings Inc.	5.594%	7/2/27	8,940	9,108
	Nomura Holdings Inc.	5.386%	7/6/27	3,000	3,041
[5]	PayPal Holdings Inc., SOFR + 0.670%	5.028%	3/6/28	14,000	14,011
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	3,965	3,878
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.750%	5/24/26	6,064	6,131
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.700%	6/15/26	2,678	2,586
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.400%	11/15/26	756	741
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	1/12/27	1,710	1,728
	PNC Financial Services Group Inc.	5.812%	6/12/26	10,063	10,080
	PNC Financial Services Group Inc.	5.102%	7/23/27	9,796	9,850
	PNC Financial Services Group Inc.	6.615%	10/20/27	24,500	25,245
	Progressive Corp.	2.500%	3/15/27	2,000	1,934
	Royal Bank of Canada	4.650%	1/27/26	8,000	7,995
	Royal Bank of Canada	4.715%	3/27/28	8,000	8,023
[5]	Royal Bank of Canada, SOFR + 0.790%	5.150%	7/23/27	14,470	14,504
[5]	Royal Bank of Canada, SOFR + 0.830%	5.191%	1/24/29	8,772	8,756
[5]	Royal Bank of Canada, SOFR + 0.860%	5.217%	10/18/28	20,000	20,046
[4]	Societe Generale SA	5.250%	2/19/27	7,800	7,856
[4,5]	Standard Chartered plc, SOFR + 1.240%	5.598%	1/21/29	4,980	5,019
	State Street Corp.	5.104%	5/18/26	30,830	30,851
	State Street Corp.	5.751%	11/4/26	500	503
[5]	State Street Corp., SOFR + 0.640%	5.001%	10/22/27	5,500	5,509
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	1,975	2,009
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,495	1,431
[4,5]	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%	5.353%	9/10/27	13,140	13,274
[4]	Swedbank AB	5.472%	6/15/26	2,831	2,867
	Toronto-Dominion Bank	1.200%	6/3/26	6,430	6,195
	Toronto-Dominion Bank	5.532%	7/17/26	2,714	2,750
	Toronto-Dominion Bank	4.568%	12/17/26	36,000	36,049
	Toronto-Dominion Bank	4.980%	4/5/27	607	613
	Toronto-Dominion Bank	4.108%	6/8/27	1,010	1,003
[5]	Toronto-Dominion Bank, SOFR + 0.820%	5.181%	1/31/28	6,364	6,367
	Truist Financial Corp.	4.123%	6/6/28	5,340	5,303
	UBS AG	1.250%	8/7/26	5,876	5,634
	UBS AG	5.000%	7/9/27	2,900	2,932
	UBS AG	4.864%	1/10/28	11,540	11,590
[4]	UBS Group AG	4.125%	4/15/26	3,380	3,367
	UBS Group AG	4.550%	4/17/26	3,500	3,502
[4]	UBS Group AG	5.711%	1/12/27	3,478	3,505
[4]	UBS Group AG	1.305%	2/2/27	15,560	15,130
[4]	UBS Group AG	1.494%	8/10/27	4,500	4,311
[4]	UBS Group AG	6.327%	12/22/27	2,500	2,569
	US Bancorp	5.727%	10/21/26	26,473	26,624
	US Bancorp	6.787%	10/26/27	5,090	5,256
	US Bank NA	4.507%	10/22/27	750	749
[5]	US Bank NA, SOFR + 0.690%	5.048%	10/22/27	4,000	4,003
	Voya Financial Inc.	3.650%	6/15/26	2,480	2,451
	Wells Fargo & Co.	3.000%	4/22/26	1,000	986
	Wells Fargo & Co.	3.000%	10/23/26	5,048	4,936
	Wells Fargo & Co.	4.900%	1/24/28	23,780	23,917
	Wells Fargo & Co.	3.526%	3/24/28	8,000	7,837
	Wells Fargo & Co.	5.707%	4/22/28	5,943	6,072
	Wells Fargo & Co.	3.584%	5/22/28	5,340	5,227
	Willis North America Inc.	4.650%	6/15/27	8,865	8,868
					1,477,039

Vanguard® Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Health Care (3.3%)
	AbbVie Inc.	4.800%	3/15/27	20,545	20,755
	Baxter International Inc.	2.600%	8/15/26	1,429	1,391
	Baxter International Inc.	1.915%	2/1/27	2,935	2,800
	Cardinal Health Inc.	4.700%	11/15/26	3,529	3,542
	Cencora Inc.	3.450%	12/15/27	1,870	1,820
	Cigna Group	1.250%	3/15/26	2,000	1,938
	Cigna Group	3.400%	3/1/27	1,500	1,471
	CVS Health Corp.	5.000%	2/20/26	3,000	3,007
	CVS Health Corp.	2.875%	6/1/26	21,294	20,866
	Elevance Health Inc.	5.350%	10/15/25	650	652
	Elevance Health Inc.	1.500%	3/15/26	364	354
	Elevance Health Inc.	4.500%	10/30/26	7,300	7,303
	GE HealthCare Technologies Inc.	5.600%	11/15/25	17,232	17,299
	HCA Inc.	5.250%	6/15/26	1,500	1,504
	HCA Inc.	4.500%	2/15/27	17,000	16,944
	HCA Inc.	3.125%	3/15/27	2,500	2,429
[5]	HCA Inc., SOFR + 0.870%	5.232%	3/1/28	1,800	1,805
	Laboratory Corp. of America Holdings	1.550%	6/1/26	1,201	1,160
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	3,748	3,679
	Solventum Corp.	5.450%	2/25/27	21,244	21,556
[5]	UnitedHealth Group Inc., SOFR + 0.500%	4.855%	7/15/26	10,240	10,275
	Zimmer Biomet Holdings Inc.	4.700%	2/19/27	19,124	19,186
					161,736
Industrials (3.1%)
[4]	BAE Systems Holdings Inc.	3.850%	12/15/25	3,000	2,980
[4]	BAE Systems plc	5.000%	3/26/27	6,637	6,696
	Boeing Co.	2.750%	2/1/26	1,310	1,288
	Boeing Co.	2.196%	2/4/26	1,470	1,438
	Boeing Co.	2.700%	2/1/27	3,641	3,511
	Boeing Co.	5.040%	5/1/27	14,765	14,831
	Boeing Co.	6.259%	5/1/27	1,820	1,873
[7]	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	7,500	4,684
	CNH Industrial Capital LLC	5.450%	10/14/25	820	822
[4]	Daimler Truck Finance North America LLC	3.500%	4/7/25	334	334
[4]	Daimler Truck Finance North America LLC	5.600%	8/8/25	4,995	5,007
[4]	Daimler Truck Finance North America LLC	5.150%	1/16/26	3,848	3,851
[4]	Daimler Truck Finance North America LLC	5.000%	1/15/27	5,075	5,104
	Delta Air Lines Inc.	7.375%	1/15/26	16,860	17,158
	GE Capital International Funding Co. Unlimited Co.	3.373%	11/15/25	6,643	6,586
	Honeywell International Inc.	4.650%	7/30/27	6,965	7,013
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	9,140	9,129
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	3,000	2,909
	Ingersoll Rand Inc.	5.197%	6/15/27	12,179	12,347
	Johnson Controls International plc	3.900%	2/14/26	1,940	1,928
[7]	Lonsdale Finance Pty Ltd.	3.900%	10/15/25	8,360	5,204
[7]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	870	525
	Northrop Grumman Corp.	3.200%	2/1/27	5,320	5,209
	Otis Worldwide Corp.	2.056%	4/5/25	381	381
[7]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	1,320	825
	Parker-Hannifin Corp.	3.250%	3/1/27	500	491
	Republic Services Inc.	0.875%	11/15/25	2,718	2,655
	RTX Corp.	2.650%	11/1/26	2,030	1,978
	Ryder System Inc.	4.625%	6/1/25	9,731	9,723
	Ryder System Inc.	2.900%	12/1/26	2,000	1,946
	Southwest Airlines Co.	5.125%	6/15/27	16,628	16,743
[5,7]	WSO Finance Pty Ltd., 3M Australian Bank Bill Rate + 2.000%	6.341%	7/14/26	780	490
					155,659
Materials (2.0%)
	CEMEX Materials LLC	7.700%	7/21/25	2,910	2,932
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	3,745	3,649
	DuPont de Nemours Inc.	4.493%	11/15/25	4,048	4,040
	Ecolab Inc.	2.700%	11/1/26	1,230	1,201
	Freeport-McMoRan Inc.	4.125%	3/1/28	541	532
[4]	Georgia-Pacific LLC	0.950%	5/15/26	2,642	2,544
	Gerdau Trade Inc.	4.875%	10/24/27	2,471	2,469
[4]	Glencore Funding LLC	4.000%	4/16/25	4,546	4,544
[4]	Glencore Funding LLC	4.000%	3/27/27	4,673	4,611
[4,5,9]	Glencore Funding LLC, SOFR + 0.750%	5.113%	10/1/26	25,000	25,018

Vanguard® Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LYB International Finance II BV	3.500%	3/2/27	1,000	980
	Nutrien Ltd.	5.950%	11/7/25	14,518	14,625
	Nutrien Ltd.	4.000%	12/15/26	2,659	2,636
	Nutrien Ltd.	4.500%	3/12/27	4,580	4,584
	Owens Corning	3.400%	8/15/26	700	689
	Rio Tinto Finance USA plc	4.375%	3/12/27	2,640	2,647
[5]	Rio Tinto Finance USA plc, SOFR + 0.840%	5.198%	3/14/28	8,970	9,006
	Sonoco Products Co.	4.450%	9/1/26	4,212	4,200
	Sonoco Products Co.	2.250%	2/1/27	2,669	2,556
	Southern Copper Corp.	3.875%	4/23/25	2,549	2,545
	Suzano Austria GmbH	5.750%	7/14/26	2,315	2,343
	Westlake Corp.	3.600%	8/15/26	1,850	1,824
					100,175
Real Estate (4.2%)
	American Tower Corp.	4.000%	6/1/25	11,843	11,823
	American Tower Corp.	1.300%	9/15/25	1,821	1,794
	American Tower Corp.	3.375%	10/15/26	2,324	2,283
	American Tower Corp.	3.125%	1/15/27	1,191	1,160
	AvalonBay Communities Inc.	2.950%	5/11/26	200	197
	AvalonBay Communities Inc.	2.900%	10/15/26	3,720	3,633
	Boston Properties LP	3.650%	2/1/26	6,036	5,971
	Brixmor Operating Partnership LP	4.125%	6/15/26	8,200	8,140
	Camden Property Trust	5.850%	11/3/26	3,125	3,189
	COPT Defense Properties LP	2.250%	3/15/26	2,500	2,436
	Crown Castle Inc.	4.450%	2/15/26	2,522	2,514
	Crown Castle Inc.	3.700%	6/15/26	2,760	2,727
	Crown Castle Inc.	2.900%	3/15/27	1,368	1,322
	CubeSmart LP	4.000%	11/15/25	665	661
	CubeSmart LP	3.125%	9/1/26	18,180	17,810
	DOC DR LLC	4.300%	3/15/27	2,534	2,518
	Equinix Inc.	1.000%	9/15/25	750	738
	Equinix Inc.	1.800%	7/15/27	1,750	1,645
	ERP Operating LP	3.375%	6/1/25	11,420	11,386
	Essex Portfolio LP	3.500%	4/1/25	11,460	11,460
	Essex Portfolio LP	3.375%	4/15/26	240	237
	Extra Space Storage LP	3.500%	7/1/26	3,764	3,716
	Healthpeak OP LLC	4.000%	6/1/25	5,870	5,858
	Host Hotels & Resorts LP	4.500%	2/1/26	2,847	2,835
	Kite Realty Group LP	4.000%	10/1/26	4,613	4,566
	Mid-America Apartments LP	3.600%	6/1/27	2,105	2,068
	NNN REIT Inc.	4.000%	11/15/25	14,033	13,961
	NNN REIT Inc.	3.600%	12/15/26	2,897	2,853
	Omega Healthcare Investors Inc.	4.500%	4/1/27	24,432	24,320
	Omega Healthcare Investors Inc.	4.750%	1/15/28	4,000	3,988
	Prologis LP	3.250%	6/30/26	268	264
	Prologis LP	3.250%	10/1/26	6,250	6,150
	Public Storage Operating Co.	0.875%	2/15/26	990	960
	Realty Income Corp.	4.450%	9/15/26	6,250	6,247
	Realty Income Corp.	4.125%	10/15/26	845	841
	Sabra Health Care LP	5.125%	8/15/26	1,128	1,127
	Simon Property Group LP	3.300%	1/15/26	620	614
	Simon Property Group LP	3.250%	11/30/26	9,791	9,609
	UDR Inc.	3.500%	7/1/27	5,000	4,883
	Ventas Realty LP	4.125%	1/15/26	1,766	1,757
	Ventas Realty LP	3.850%	4/1/27	2,700	2,662
	Welltower OP LLC	4.000%	6/1/25	2,738	2,737
	Weyerhaeuser Co.	4.750%	5/15/26	9,690	9,704
	Weyerhaeuser Co.	6.950%	10/1/27	1,505	1,590
	WP Carey Inc.	4.250%	10/1/26	2,211	2,199
					209,153
Technology (2.4%)
	Broadcom Inc.	5.050%	7/12/27	8,000	8,099
	Dell International LLC / EMC Corp.	4.900%	10/1/26	10,534	10,573
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	337	337
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	7,581	7,374
	Hewlett Packard Enterprise Co.	4.450%	9/25/26	19,058	19,020
	HP Inc.	2.200%	6/17/25	11,394	11,325
	HP Inc.	3.000%	6/17/27	3,811	3,682
	Intel Corp.	4.875%	2/10/26	2,250	2,253

Vanguard® Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	2.600%	5/19/26	1,300	1,272
	Intel Corp.	3.750%	3/25/27	1,250	1,230
	Intel Corp.	4.875%	2/10/28	5,340	5,367
	Kyndryl Holdings Inc.	2.050%	10/15/26	283	272
	NXP BV / NXP Funding LLC	5.350%	3/1/26	2,922	2,936
	NXP BV / NXP Funding LLC / NXP USA Inc.	3.875%	6/18/26	12,811	12,692
	NXP BV / NXP Funding LLC / NXP USA Inc.	4.400%	6/1/27	4,000	3,987
	Oracle Corp.	2.500%	4/1/25	2,517	2,517
	Oracle Corp.	1.650%	3/25/26	300	292
	Oracle Corp.	2.650%	7/15/26	13,108	12,799
[5]	Oracle Corp., SOFR + 0.760%	5.121%	8/3/28	6,240	6,256
	Synopsys Inc.	4.550%	4/1/27	6,490	6,515
	VMware LLC	4.650%	5/15/27	1,000	1,002
					119,800
Utilities (3.6%)
	Ameren Corp.	3.650%	2/15/26	5,530	5,484
	Ameren Corp.	5.700%	12/1/26	2,400	2,442
	Ameren Corp.	1.950%	3/15/27	1,001	954
	American Electric Power Co. Inc.	5.699%	8/15/25	10,000	10,026
	American Water Capital Corp.	2.950%	9/1/27	1,000	966
	Appalachian Power Co.	3.400%	6/1/25	3,129	3,121
	Atmos Energy Corp.	3.000%	6/15/27	4,470	4,344
[5]	Consolidated Edison Co. of New York Inc., SOFR + 0.520%	4.879%	11/18/27	7,760	7,776
	Constellation Energy Generation LLC	3.250%	6/1/25	1,555	1,551
[7]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	4,850	3,026
	Dominion Energy Inc.	1.450%	4/15/26	976	945
	DTE Energy Co.	4.950%	7/1/27	15,726	15,849
	Duke Energy Corp.	0.900%	9/15/25	387	381
	Duke Energy Corp.	2.650%	9/1/26	21,183	20,632
	Duke Energy Corp.	3.150%	8/15/27	652	632
	Duke Energy Progress LLC	4.350%	3/6/27	12,000	12,043
	Entergy Corp.	2.950%	9/1/26	446	436
	Eversource Energy	0.800%	8/15/25	1,258	1,238
	FirstEnergy Corp.	1.600%	1/15/26	5,850	5,697
	FirstEnergy Corp.	3.900%	7/15/27	18,870	18,556
	Florida Power & Light Co.	3.300%	5/30/27	1,391	1,361
	ITC Holdings Corp.	3.250%	6/30/26	6,838	6,714
	National Fuel Gas Co.	5.500%	10/1/26	338	342
	NextEra Energy Capital Holdings Inc.	4.950%	1/29/26	10,710	10,750
[4]	Oncor Electric Delivery Co. LLC	4.500%	3/20/27	5,810	5,832
	PPL Capital Funding Inc.	3.100%	5/15/26	5,662	5,567
	San Diego Gas & Electric Co.	2.500%	5/15/26	2,026	1,983
	Sempra	5.400%	8/1/26	7,901	7,962
	Sempra	3.250%	6/15/27	1,240	1,201
	Sierra Pacific Power Co.	2.600%	5/1/26	1,713	1,680
	Southern California Edison Co.	4.400%	9/6/26	2,225	2,215
	Southern Co.	5.150%	10/6/25	5,535	5,550
[7]	United Energy Distribution Pty Ltd.	2.200%	10/29/26	800	483
[7]	Victoria Power Networks Finance Pty Ltd.	1.603%	4/21/26	3,600	2,184
	Virginia Electric & Power Co.	3.150%	1/15/26	330	326
[3]	Virginia Power Fuel Securitization LLC	5.088%	5/1/29	3,015	3,033
[4]	Vistra Operations Co. LLC	5.050%	12/30/26	1,440	1,446
[4]	Vistra Operations Co. LLC	3.700%	1/30/27	740	724
	WEC Energy Group Inc.	5.000%	9/27/25	450	451
	WEC Energy Group Inc.	4.750%	1/9/26	293	293
	WEC Energy Group Inc.	5.600%	9/12/26	414	420
					176,616
Total Corporate Bonds (Cost $3,115,026)					3,125,771
Sovereign Bonds (1.6%)
[4]	CDP Financial Inc.	0.875%	6/10/25	27,500	27,308
	CDP Financial Inc.	0.875%	6/10/25	1,500	1,490
	Dominican Republic	5.950%	1/25/27	1,140	1,144
[3]	Dominican Republic	8.625%	4/20/27	1,515	1,555
	Kingdom of Morocco	2.375%	12/15/27	1,855	1,720
[4]	Ontario Teachers' Finance Trust	1.375%	4/15/25	7,004	6,996
	Republic of Chile	2.750%	1/31/27	3,845	3,717
	Republic of Guatemala	4.500%	5/3/26	580	573
	Republic of Guatemala	4.375%	6/5/27	2,218	2,163

Vanguard® Ultra-Short Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Paraguay	5.000%	4/15/26	1,350	1,349
	Republic of Peru	7.350%	7/21/25	993	1,002
	Republic of South Africa	5.875%	9/16/25	3,145	3,147
	Republic of South Africa	4.875%	4/14/26	2,490	2,468
	Republic of South Africa	4.850%	9/27/27	7,130	6,994
	Sultanate of Oman	4.750%	6/15/26	4,879	4,855
	Sultanate of Oman	6.750%	10/28/27	2,500	2,593
	United Mexican States	4.125%	1/21/26	10,351	10,318
Total Sovereign Bonds (Cost $79,179)					79,392
				Shares
Temporary Cash Investments (4.0%)
Money Market Fund (1.6%)
[10]	Vanguard Market Liquidity Fund	4.342%		761,893	76,182
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (2.4%)
	United States Treasury Bill	4.118%–4.13%	3/19/26	124,624	119,914
Total Temporary Cash Investments (Cost $196,029)					196,096
Total Investments (99.7%) (Cost $4,910,302)					4,929,438
Other Assets and Liabilities—Net (0.3%)					14,366
Net Assets (100%)					4,943,804
Cost is in $000.
1	Securities with a value of $2,003 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $2,737 have been segregated as initial margin for open futures contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the aggregate value was $1,183,576, representing 23.9% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7	Face amount denominated in Australian dollars.
8	Guaranteed by the Republic of Azerbaijan.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2025.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3M—3-month.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
2-Year U.S. Treasury Note	June 2025	(490)	(101,514)	(223)
5-Year U.S. Treasury Note	June 2025	(889)	(96,151)	(1,148)
				(1,371)

Vanguard® Ultra-Short Bond ETF
Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	4/2/25	AUD	42,135	USD	26,562	—	(234)
JPMorgan Chase Bank, N.A.	4/15/25	EUR	2,463	USD	2,662	4	—
UBS AG	4/15/25	EUR	570	USD	600	17	—
JPMorgan Chase Bank, N.A.	6/18/25	EUR	553	USD	600	1	—
Royal Bank of Canada	4/2/25	USD	24,779	AUD	39,204	282	—
Toronto-Dominion Bank	6/18/25	USD	23,993	AUD	38,053	199	—
State Street Bank & Trust Co.	6/18/25	USD	6,393	AUD	10,032	120	—
JPMorgan Chase Bank, N.A.	4/2/25	USD	1,845	AUD	2,931	14	—
Canadian Imperial Bank of Commerce	6/18/25	USD	531	AUD	850	—	—
JPMorgan Chase Bank, N.A.	6/18/25	USD	2,671	EUR	2,463	—	(4)
Royal Bank of Canada	4/15/25	USD	2,593	EUR	2,463	—	(73)
JPMorgan Chase Bank, N.A.	4/15/25	USD	600	EUR	555	—	(1)
						637	(312)
AUD—Australian dollar.
EUR—euro.
USD—U.S. dollar.

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
11/7/25	N/A	46,230	4.205[1]	(4.453)[2]	(48)	(50)
3/18/26	N/A	216,000	4.197[1]	(4.331)[2]	380	380
3/18/26	N/A	216,000	4.220[1]	(4.331)[2]	429	419
11/9/26	N/A	70,000	4.453[3]	(3.993)[4]	(57)	(49)
					704	700
1 Interest payment received/paid at maturity.
2 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid at maturity.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/paid annually.
4 Interest payment received/paid annually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard® Ultra-Short Bond ETF
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
F.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Ultra-Short Bond ETF
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	253,870	—	253,870
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,274,309	—	1,274,309
Corporate Bonds	—	3,125,771	—	3,125,771
Sovereign Bonds	—	79,392	—	79,392
Temporary Cash Investments	76,182	119,914	—	196,096
Total	76,182	4,853,256	—	4,929,438
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	637	—	637
Swap Contracts	799[1]	—	—	799
Total	799	637	—	1,436
Liabilities
Futures Contracts[1]	(1,371)	—	—	(1,371)
Forward Currency Contracts	—	(312)	—	(312)
Swap Contracts	(99)[1]	—	—	(99)
Total	(1,470)	(312)	—	(1,782)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.